Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.998%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,594,299.89

Principal:
Principal Collections	$25,106,356.64
Prepayments in Full	$12,510,578.71
Liquidation Proceeds	$554,594.96
Recoveries	$30,198.56
Sub Total	$38,201,728.87
Collections	$40,796,028.76

Purchase Amounts:
Purchase Amounts Related to Principal	$312,893.55
Purchase Amounts Related to Interest	$1,730.01
Sub Total	$314,623.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,110,652.32

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,110,652.32
Servicing Fee	$705,926.53	$705,926.53	$0.00	$0.00	$40,404,725.79
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,404,725.79
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$40,404,725.79
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$40,404,725.79
Interest - Class A-3 Notes	$522,194.04	$522,194.04	$0.00	$0.00	$39,882,531.75
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$39,707,954.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,707,954.92
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$39,613,995.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,613,995.92
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$39,546,130.50
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,546,130.50
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$39,462,910.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,462,910.92
Regular Principal Payment	$36,284,388.79	$36,284,388.79	$0.00	$0.00	$3,178,522.13
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,178,522.13
Residual Released to Depositor	$0.00	$3,178,522.13	$0.00	$0.00	$0.00
Total		$41,110,652.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$36,284,388.79
Total					$36,284,388.79
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$36,284,388.79	$61.73	$522,194.04	$0.89	$36,806,582.83	$62.62
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$36,284,388.79	$19.31	$941,814.87	$0.50	$37,226,203.66	$19.81

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$540,200,726.57	0.9190213	$503,916,337.78	0.8572922
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$801,760,726.57	0.4266137	$765,476,337.78	0.4073069

Pool Information
Weighted Average APR	3.507%	3.501%
Weighted Average Remaining Term	38.76	37.95
Number of Receivables Outstanding	52,113	50,873
Pool Balance	$847,111,841.26	$808,078,381.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$804,760,413.63	$767,890,522.94
Pool Factor	0.4363411	0.4162353

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$12,121,175.72
Yield Supplement Overcollateralization Amount	$40,187,858.45
Targeted Overcollateralization Amount	$42,602,043.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$42,602,043.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		180	$549,027.91
(Recoveries)		95	$30,198.56
Net Loss for Current Collection Period			$518,829.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7350%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7222%
Second Prior Collection Period			0.7656%
Prior Collection Period			1.0288%
Current Collection Period			0.7523%
Four Month Average (Current and Prior Three Collection Periods)			0.8172%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,588	$9,843,753.76
(Cumulative Recoveries)			$942,709.93
Cumulative Net Loss for All Collection Periods			$8,901,043.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4585%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,743.52
Average Net Loss for Receivables that have experienced a Realized Loss			$2,480.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.60%	658	$12,916,371.86
61-90 Days Delinquent	0.25%	101	$2,046,081.86
91-120 Days Delinquent	0.05%	21	$441,226.91
Over 120 Days Delinquent	0.11%	38	$903,217.25
Total Delinquent Receivables	2.02%	818	$16,306,897.88

Repossession Inventory:
Repossessed in the Current Collection Period		49	$1,033,592.51
Total Repossessed Inventory		82	$1,705,607.24

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2980%
Prior Collection Period			0.2744%
Current Collection Period			0.3145%
Three Month Average			0.2956%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer